Shareholders’ equity - Share capital issued (Details) - EUR (€) € / shares in Units, € in Thousands	Dec. 31, 2023	Oct. 24, 2023	May 24, 2023	Feb. 22, 2023	Dec. 31, 2022	Sep. 07, 2022	Dec. 31, 2021	Jul. 27, 2021	Dec. 31, 2020
Equity [abstract]
Share capital	€ 629				€ 223		€ 168
Number of shares issued (in shares)	62,928,818				22,313,185		16,764,051		14,320,271
Par value per share (in euro per share)	€ 0.01	€ 0.01	€ 0.01	€ 0.01	€ 0.01	€ 0.01	€ 0.01	€ 0.01
Number of treasury shares held (in shares)	11,339				12,000		8,600
Number of shares outstanding (in shares)	62,917,479				22,301,185		16,755,451